Business Overview and Basis of Presentation (Details) - USD ($)						12 Months Ended
		Aug. 22, 2024	Feb. 08, 2024	Jan. 19, 2024	Oct. 06, 2023	Mar. 31, 2025		Mar. 31, 2024		Sep. 04, 2023	Aug. 21, 2023
Business Overview and Basis of Presentation [Line Items]
Date of incorporated						Aug. 21, 2023
Share capital value (in Dollars)						$ 50,000
Ordinary shares outstanding		24,000,000				24,000,000	[1]	24,000,000	[1]
Ordinary shares of par value (in Dollars per share)		$ 0.00625				$ 0.00625	[1]	$ 0.00625	[1]
Authorized share capital (in Dollars)				$ 500,000
Aggregate shares					147,360
Consideration on net assets (in Dollars)					$ 1,630,695
Stockholders' Equity Note, Stock Split		(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.
Authorised share	[1]					80,000,000		80,000,000
Mr. Koh [Member]
Business Overview and Basis of Presentation [Line Items]
Percentage of equity interests										100.00%
Common Stock [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding						5,000,000					15,000,000
Ordinary shares of par value (in Dollars per share)				$ 0.01	$ 0.01	$ 0.00625					$ 0.01
Ordinary share				50,000,000
Aggregate shares					50,000
Authorised share		80,000,000									50,000,000
Common Stock [Member] | iOThree Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares of par value (in Dollars per share)						$ 0.01
Common Stock [Member] | Forward Share Consolidation and Share Split [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary shares outstanding						24,000,000
Authorised share						80,000,000
Common Stock [Member] | Minimum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary share			100,000
Common Stock [Member] | Maximum [Member]
Business Overview and Basis of Presentation [Line Items]
Ordinary share			15,000,000

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding as of March 31, 2024 following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.